On April 28, 2017, a
putative class action
complaint was filed in
Emerson v. Mutual
Fund Series Trust, et al.,
No. 2:17-cv-02565, in
the United States
District Court for the
Eastern District of New
York, against Mutual
Fund Series Trust and
several other corporate
and individual
defendants.  The
plaintiffs allege, among
other things, that the
prospectus and other
offering materials for
the Catalyst Hedged
Futures Strategy Fund
contained
misrepresentations and
omissions regarding the
Funds investment
objective and the risks
related to the Funds
strategy.

On August 2, 2017, the
Trustees of the Mutual
Fund Series Trust,
Catalyst Capital
Advisors, LLC, Northern
Lights Distributors, LLC,
Mutual Fund Series
Trust and Gemini Fund
Services, LLC, were
named in a derivative
lawsuit filed in the
Court of Common
Pleas, Franklin County,
Ohio Civil Division
alleging breach of
fiduciary
duty.  Specifically, the
plaintiffs allege that the
prospectus,
shareholder reports
and other marketing
materials for the
Catalyst Hedged
Futures Strategy Fund
contained false and
misleading statements
as to, and descriptions
of, the nature and
extent of the risks
related to the Funds
strategy and
performance history.